Note 15 - Concentrations (Details Textual)	3 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Cash, Uninsured Amount			$ 513,901
Revenues, Total	$ 0	$ 0	$ 0	$ 0
NEVADA
Revenues, Total				3,120,620
LOUISIANA
Revenues, Total				$ 569,077
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Customers			3	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk, Percentage			18.40%	26.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk, Percentage			16.70%	13.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Concentration Risk, Percentage			13.30%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | NEVADA
Concentration Risk, Percentage				85.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | LOUISIANA
Concentration Risk, Percentage				15.00%